UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-21485

Cohen & Steers Infrastructure Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares/Units	Value
COMMON STOCK	119.0%
AUSTRALIA	4.0%
ELECTRIC—REGULATED ELECTRIC	1.3%
Spark Infrastructure Group		15,978,654	$25,872,379

RAILWAYS	0.8%
Aurizon Holdings Ltd.		5,801,787	17,236,606

TOLL ROADS	1.9%
Transurban Group(a)		4,897,686	39,722,076

TOTAL AUSTRALIA			82,831,061

BRAZIL	3.3%
RAILWAYS	2.3%
Rumo SA(a),(b)		12,566,134	46,610,959

TOLL ROADS	0.0%
CCR SA		5,160	10,809

WATER	1.0%
Cia de Saneamento Basico do Estado de Sao Paulo(a)		3,691,745	21,564,241

TOTAL BRAZIL			68,186,009

CANADA	12.9%
ELECTRIC—REGULATED ELECTRIC	2.0%
Fortis, Inc.		1,309,933	42,472,801

PIPELINES—C-CORP	8.9%
Enbridge, Inc.(a)		3,210,606	103,602,414
Keyera Corp.		515,274	13,806,862
Kinder Morgan Canada Ltd., 144A(c)		1,138,956	15,016,778
Pembina Pipeline Corp.		1,489,993	50,629,654

			183,055,708

RAILWAYS	2.0%
Canadian Pacific Railway Ltd.(a)		191,238	40,453,651

TOTAL CANADA			265,982,160

CHINA	1.0%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)		15,242,000	19,548,140

FRANCE	3.2%
RAILWAYS	0.8%
Getlink		1,303,453	16,647,122

TOLL ROADS	2.4%
Eiffage SA		223,607	24,964,964

		Shares/Units	Value
Vinci SA(a)		241,856	$23,031,792

			47,996,756

TOTAL FRANCE			64,643,878

GERMANY	0.7%
AIRPORTS
Fraport AG		150,391	13,287,938

HONG KONG	3.6%
GAS DISTRIBUTION	1.9%
Hong Kong and China Gas Co., Ltd.		19,180,000	38,074,077

PIPELINES—C-CORP	1.0%
Beijing Enterprises Holdings Ltd.		3,787,000	21,236,825

WATER	0.7%
Guangdong Investment Ltd.		8,491,247	15,077,038

TOTAL HONG KONG			74,387,940

ITALY	3.4%
COMMUNICATIONS—TOWERS	1.6%
Ei Towers S.p.A.(a)		175,417	11,568,342
Infrastrutture Wireless Italiane S.p.A., 144A(c)		2,820,884	20,912,080

			32,480,422

ELECTRIC—REGULATED ELECTRIC	0.7%
Terna Rete Elettrica Nazionale S.p.A.		2,637,150	14,087,638

TOLL ROADS	1.1%
Atlantia S.p.A.		1,132,297	23,492,866

TOTAL ITALY			70,060,926

JAPAN	8.7%
ELECTRIC—INTEGRATED ELECTRIC	3.8%
Chugoku Electric Power Co., Inc.(The)		1,419,000	18,233,938
Shikoku Electric Power Co., Inc.(a)		4,657,700	60,793,602

			79,027,540

GAS DISTRIBUTION	1.4%
Tokyo Gas Co., Ltd.		1,156,000	28,411,636

RAILWAYS	3.5%
Central Japan Railway Co.(a)		153,999	32,068,442

		Shares/Units	Value
West Japan Railway Co.(a)		574,000	$40,016,317

			72,084,759

TOTAL JAPAN			179,523,935

MEXICO	3.1%
AIRPORTS	2.3%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares		4,357,130	47,669,060

TOLL ROADS	0.8%
OHL Mexico SAB de CV(a)		10,298,002	15,446,453

TOTAL MEXICO			63,115,513

NEW ZEALAND	2.0%
AIRPORTS
Auckland International Airport Ltd.(a)		8,575,265	41,494,034

SPAIN	2.2%
AIRPORTS
Aena SME SA, 144A(a),(c)		257,618	44,716,571

THAILAND	2.0%
AIRPORTS
Airports of Thailand PCL		20,717,100	41,959,494

UNITED KINGDOM	2.6%
ELECTRIC—REGULATED ELECTRIC	1.4%
National Grid PLC		2,742,655	28,290,788

WATER	1.2%
United Utilities Group PLC(a)		2,669,357	24,493,855

TOTAL UNITED KINGDOM			52,784,643

UNITED STATES	66.3%
COMMUNICATIONS—TOWERS	12.5%
American Tower Corp.(a),(d)		789,475	114,710,718
Crown Castle International Corp.(a),(d)		1,288,171	143,412,077

			258,122,795

ELECTRIC	27.2%
INTEGRATED ELECTRIC	12.1%
Evergy, Inc.(a)		777,059	42,676,080
FirstEnergy Corp.(a),(d)		1,741,206	64,720,627
NextEra Energy, Inc.(a),(d)		842,825	141,257,470

			248,654,177

		Shares/Units	Value
REGULATED ELECTRIC	15.1%
Alliant Energy Corp.(a),(d)		955,815	$40,689,045
CMS Energy Corp.(a),(d)		830,962	40,717,138
DTE Energy Co.(a),(d)		383,965	41,902,100
Edison International(a),(d)		823,711	55,748,761
PG&E Corp.(a),(d)		654,478	30,112,533
WEC Energy Group, Inc.(a),(d)		940,137	62,763,546
Xcel Energy, Inc.(a),(d)		801,121	37,820,922

			309,754,045

TOTAL ELECTRIC			558,408,222

GAS DISTRIBUTION	4.9%
Atmos Energy Corp.(a),(d)		679,534	63,815,038
NiSource, Inc.		448,935	11,187,460
Southwest Gas Holdings, Inc.(a),(d)		332,754	26,297,549

			101,300,047

PIPELINES	11.7%
PIPELINES—C-CORP	9.6%
Antero Midstream GP LP(a),(d)		682,685	11,551,030
Cheniere Energy, Inc.(a),(b),(d)		918,082	63,797,518
Kinder Morgan, Inc.(a),(d)		3,697,346	65,553,945
ONEOK, Inc.(a),(d)		390,867	26,496,874
Targa Resources Corp.(a)		543,391	30,598,347

			197,997,714

PIPELINES—MLP	2.1%
CNX Midstream Partners LP		488,100	9,395,925
Hess Midstream Partners LP(a),(d)		465,455	10,617,028
MPLX LP(a)		495,501	17,183,975
Noble Midstream Partners LP		153,293	5,428,105

			42,625,033

TOTAL PIPELINES			240,622,747

RAILWAYS	7.0%
Norfolk Southern Corp.(a),(d)		387,414	69,928,227
Union Pacific Corp.(a),(d)		449,461	73,185,735

			143,113,962

WATER	3.0%
American Water Works Co., Inc.(a),(d)		700,736	61,643,746

		Shares/Units	Value
TOTAL UNITED STATES			$1,363,211,519

TOTAL COMMON STOCK (Identified cost—$1,972,082,633)			2,445,733,761

PREFERRED SECURITIES—$25 PAR VALUE	6.4%
BERMUDA	0.2%
INSURANCE
PROPERTY CASUALTY	0.1%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (USD)(e),(f)		70,000	1,848,000

REINSURANCE	0.1%
Arch Capital Group Ltd., 5.45%, Series F (USD)(e)		80,000	1,885,600

TOTAL BERMUDA			3,733,600

CANADA	0.1%
PIPELINES
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (USD)(f)		109,000	2,751,160

UNITED STATES	6.1%
BANKS	3.2%
Bank of America Corp., 6.20%, Series CC(e)		112,525	2,914,397
Bank of America Corp., 6.00%, Series EE(e)		150,000	3,879,000
Bank of America Corp., 6.00%, Series GG(e)		104,775	2,724,150
Bank of America Corp., 5.875%, Series HH(e)		82,800	2,111,400
Bank of America Corp., 6.50%, Series Y(a),(d),(e)		212,456	5,534,479
BB&T Corp., 5.625%, Series E(e)		28,347	706,124
Capital One Financial Corp., 6.70%, Series D(e)		85,183	2,224,980
Capital One Financial Corp., 6.00%, Series H(e)		54,285	1,385,896
Citigroup, Inc., 6.875% to 11/15/23, Series K(e),(f)		77,834	2,159,894
Citigroup, Inc., 6.30%, Series S(e)		147,743	3,850,183
GMAC Capital Trust I, 8.099% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(g)		227,895	5,993,638
Huntington Bancshares, Inc., 6.25%, Series D(e)		73,122	1,882,160
JPMorgan Chase & Co., 6.10%, Series AA(a),(d),(e)		196,847	5,070,779
JPMorgan Chase & Co., 6.125%, Series Y(a),(e)		180,722	4,659,013
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(e),(f)		106,668	2,848,036
Regions Financial Corp., 6.375% to 9/15/24, Series B(a),(d),(e),(f)		54,461	1,443,761
US Bancorp, 5.50%, Series K(e)		82,675	2,077,623
Wells Fargo & Co, 5.25%, Series P(e)		60,900	1,501,794
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(e),(f)		105,975	2,730,976
Wells Fargo & Co., 6.00% to 9/15/19, Series T(a),(d),(e)		150,000	3,867,000
Wells Fargo & Co., 5.70%, Series W(a),(d),(e)		143,039	3,596,000

		Shares/Units	Value
Wells Fargo & Co., 5.625%, Series Y(e)		99,275	$2,481,875

			65,643,158

ELECTRIC	0.7%
INTEGRATED ELECTRIC	0.5%
Integrys Holdings, Inc., 6.00% to 8/1/23, due 8/1/73(a),(f)		158,638	4,136,486
Southern Co./The, 6.25%, due 10/15/75(a),(d)		193,189	4,995,867
Southern Co./The, 5.25%, due 12/1/77		90,000	2,103,300

			11,235,653

REGULATED ELECTRIC	0.2%
DTE Energy Co., 5.375%, due 6/1/76, Series B(a)		156,011	3,728,663

TOTAL ELECTRIC			14,964,316

FINANCIAL	0.7%
DIVERSIFIED FINANCIAL SERVICES	0.1%
KKR & Co., Inc., 6.75%, Series A(a),(e)		112,000	2,945,600

INVESTMENT BANKER/BROKER	0.6%
Charles Schwab Corp./The, 5.95%, Series D(a),(d),(e)		72,943	1,858,588
Morgan Stanley, 5.85% to 4/15/27, Series K(e),(f)		99,200	2,522,656
Morgan Stanley, 6.875% to 1/15/24, Series F(e),(f)		141,847	3,883,771
Morgan Stanley, 6.375% to 10/15/24, Series I(e),(f)		125,000	3,340,000

			11,605,015

TOTAL FINANCIAL			14,550,615

INDUSTRIALS—CHEMICALS	0.3%
CHS, Inc., 7.10% to 3/31/24, Series 2(e),(f)		135,283	3,649,935
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(e),(f)		137,935	3,618,035

			7,267,970

INSURANCE	0.3%
LIFE/HEALTH INSURANCE	0.2%
MetLife, Inc., 5.625%, Series E(e)		95,000	2,394,000
Prudential Financial, Inc., 5.625%, due 8/15/58		48,000	1,188,960

			3,582,960

MULTI-LINE	0.1%
Hanover Insurance Group, Inc./The, 6.35%, due 3/30/53		82,237	2,072,372

TOTAL INSURANCE			5,655,332

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
AT&T, Inc., 5.625% to 8/1/23, due 8/1/67		50,000	1,238,000

		Shares/Units	Value
PIPELINES	0.1%
Energy Transfer Partners LP, 7.375% to 5/15/23, Series C(e),(f)		61,650	$1,568,993

REAL ESTATE—DIVERSIFIED	0.4%
Saul Centers, Inc., 6.875%, Series C(e)		46,165	1,156,433
VEREIT, Inc., 6.70%, Series F(a),(e)		246,816	6,133,378

			7,289,811

TECHNOLOGY—SOFTWARE	0.1%
eBay, Inc., 6.00%, due 2/1/56(a)		95,400	2,503,296

UTILITIES	0.2%
SCE Trust IV, 5.375% to 9/15/25, Series J(e),(f)		111,918	2,727,441
SCE Trust VI, 5.00%(e)		96,933	2,093,753

			4,821,194

TOTAL UNITED STATES			125,502,685

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$129,263,631)			131,987,445

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	14.4%
AUSTRALIA	0.5%
BANKS	0.1%
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (USD)(a),(c),(e),(f),(h)		$2,200,000	2,013,000

INSURANCE-PROPERTY CASUALTY	0.3%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(f),(i)		4,000,000	4,200,000
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (USD)(f),(i)		1,800,000	1,798,772

			5,998,772

MATERIAL—METALS & MINING	0.1%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (USD)(c),(f)		1,600,000	1,758,000

TOTAL AUSTRALIA			9,769,772

CANADA	0.8%
PIPELINES	0.4%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (USD)(f)		2,455,000	2,377,091

		Principal Amount	Value
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (USD)(a),(f),(f)		$4,990,000	$5,108,512
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (USD)		1,397,000	1,372,553

			8,858,156

UTILITIES—ELECTRIC UTILITIES	0.4%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (USD)(a),(f)		8,000,000	8,560,000

TOTAL CANADA			17,418,156

FRANCE	1.0%
BANKS	0.7%
BNP Paribas SA, 7.195% to 6/25/37, 144A (USD)(a),(c),(e),(f)		3,000,000	3,165,000
BNP Paribas SA, 7.375% to 8/19/25, 144A (USD)(c),(e),(f),(h)		2,400,000	2,525,880
BNP Paribas SA, 7.625% to 3/30/21, 144A (USD)(a),(c),(e),(f),(h)		3,800,000	3,999,500
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)(a),(c),(e),(f),(h)		2,950,000	3,252,334
Societe Generale SA, 7.375% to 9/13/21, 144A (USD)(a),(c),(e),(f),(h)		2,600,000	2,687,750

			15,630,464

ELECTRIC—INTEGRATED ELECTRIC	0.1%
Electricite de France SA, 5.25% to 1/29/23, 144A (USD)(c),(e),(f)		1,200,000	1,204,500

INSURANCE—LIFE/HEALTH INSURANCE	0.2%
La Mondiale Vie, 7.625% to 4/23/19 (USD)(e),(f),(i)		3,250,000	3,328,510

TOTAL FRANCE			20,163,474

GERMANY	0.2%
BANKS
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (USD)(a),(c)		3,088,000	3,822,944

HONG KONG	0.1%
BANKS
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (USD)(c),(e),(f)		2,200,000	2,203,984

ITALY	0.5%
UTILITIES—ELECTRIC UTILITIES
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (USD)(a),(c),(f)		8,635,000	9,584,850

JAPAN	0.5%
INSURANCE—LIFE/HEALTH INSURANCE
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24, 144A (USD)(a),(c),(e),(f)		2,000,000	2,038,420
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (USD)(a),(c),(f)		3,600,000	3,658,500

		Principal Amount	Value
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (USD)(a),(c),(f)		$5,000,000	$5,087,500

TOTAL JAPAN			10,784,420

NETHERLANDS	0.6%
BANKS
Cooperatieve Rabobank UA, 11.00% to 6/30/19, 144A (USD)(a),(c),(e),(f)		8,120,000	8,601,110
ING Groep N.V., 6.875% to 4/16/22 (USD)(e),(f),(h),(i)		3,000,000	3,052,446

TOTAL NETHERLANDS			11,653,556

NORWAY	0.1%
BANKS
DNB Bank ASA, 6.50% to 3/26/22 (USD)(e),(f),(h),(i)		3,000,000	3,079,134

SWEDEN	0.1%
BANKS
Swedbank AB, 6.00% to 3/17/22 (USD)(e),(f),(h),(i)		3,000,000	3,043,824

SWITZERLAND	0.7%
BANKS
Credit Suisse Group AG, 7.125% to 7/29/22 (USD)(e),(f),(h),(i)		2,600,000	2,668,250
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (USD)(c),(e),(f),(h)		2,000,000	2,062,500
UBS Group AG, 6.875% to 3/22/21 (USD)(e),(f),(h),(i)		1,800,000	1,857,177
UBS Group AG, 7.125% to 2/19/20 (USD)(e),(f),(h),(i)		5,046,000	5,175,329
UBS Group AG, 7.125% to 8/10/21 (USD)(e),(f),(h),(i)		1,600,000	1,681,491

TOTAL SWITZERLAND			13,444,747

UNITED KINGDOM	2.6%
BANKS	2.5%
Barclays PLC, 7.75% to 9/15/23 (USD)(e),(f),(h)		2,400,000	2,412,000
Barclays PLC, 7.875% to 3/15/22 (USD)(e),(f),(h),(i)		3,000,000	3,108,834
Barclays PLC, 8.25% to 12/15/18 (USD)(a),(e),(f),(h)		4,161,000	4,202,743
HBOS Capital Funding LP, 6.85% (USD)(e),(i)		2,400,000	2,435,112
HSBC Capital Funding LP, 10.176% to 6/30/30, 144A (USD)(a),(c),(e),(f)		8,950,000	13,251,549
HSBC Holdings PLC, 6.25% to 3/23/23 (USD)(e),(f),(h)		2,000,000	1,995,000
HSBC Holdings PLC, 6.375% to 3/30/25 (USD)(e),(f),(h)		1,000,000	993,750
HSBC Holdings PLC, 6.875% to 6/1/21 (USD)(a),(e),(f),(h)		3,800,000	3,942,500
Lloyds Banking Group PLC, 7.50% to 6/27/24 (USD)(a),(e),(f),(h)		4,334,000	4,480,273
Nationwide Building Society, 10.25%(e),(i)		1,405,000	2,742,338
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (USD)(a),(e),(f)		2,312,000	2,904,450

		Principal Amount		Value
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (USD)(a),(e),(f),(h)		$7,400,000		$7,945,750

				50,414,299

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (USD)(i),(f)		2,250,000		2,243,961

				52,658,260

UNITED STATES	6.7%
BANKS	3.1%
AgriBank FCB, 6.875% to 1/1/24(a),(e),(f)		37,000	†	3,959,000
Bank of America Corp., 6.10% to 3/17/25, Series AA(e),(f)		1,513,000		1,588,650
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(e),(f)		3,169,000		3,426,481
Citigroup, Inc., 5.90% to 2/15/23(e),(f)		6,000,000		6,150,000
Citigroup, Inc., 6.125% to 11/15/20, Series R(a),(e),(f)		1,225,000		1,277,828
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(e),(f)		2,750,000		2,873,750
CoBank ACB, 6.25% to 10/1/22, Series F(a),(e),(f)		52,500		5,486,250
CoBank ACB, 6.25% to 10/1/26, Series I(a),(e),(f)		2,866,000		3,052,290
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(c),(e),(f)		35,300	†	3,794,750
Farm Credit Bank of Texas, 10.00%, Series I(a),(e)		7,000	†	8,015,000
JPMorgan Chase & Co., 5.809% (3 Month US LIBOR + 3.47%), Series I (FRN)(e),(g)		3,463,000		3,482,047
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(e),(f)		5,375,000		5,872,187
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(e),(f)		1,850,000		1,896,250
PNC Financial Services Group, Inc., 6.75% to 8/1/21(e),(f)		3,000,000		3,249,000
Wells Fargo & Co., 6.104%, (3 Month US LIBOR + 3.77%), Series K (FRN)(e),(g)		3,000,000		3,044,070
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(e),(f)		2,891,000		3,044,628
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)		2,830,000		3,042,250

				63,254,431

ELECTRIC	0.5%
COMMUNICATIONS—TOWERS	0.4%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)(a)		7,400	†	7,994,663

INTEGRATED ELECTRIC	0.2%
Southern California Edison Co., 6.25% to 2/1/22, Series E(e),(f)		4,150,000		4,367,875

REGULATED ELECTRIC	0.3%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(e),(f)		2,500,000		2,546,875

		Principal Amount		Value
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(f)		$3,000,000		$3,043,082

				5,589,957

TOTAL ELECTRIC				9,957,832

FOOD	0.3%
Dairy Farmers of America, Inc., 7.875%, 144A(c),(e),(j)		60,000	†	6,100,080

GAS DISTRIBUTION	0.1%
NiSource, Inc., 5.65% to 6/15/23, 144A(c),(e),(f)		2,550,000		2,527,688

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 5.00% to 1/21/21, Series D(a),(d),(e),(f)		4,407,000		4,301,783

INSURANCE	1.5%
LIFE/HEALTH INSURANCE	1.1%
MetLife, Inc., 9.25%, due 4/8/38, 144A(a),(c)		6,500,000		8,775,000
MetLife, Inc., 5.25% to 6/15/20, Series C(a),(e),(f)		5,200,000		5,280,600
MetLife, Inc., 5.875% to 3/15/28, Series D(e),(f)		2,530,000		2,593,250
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(c)		4,500,000		5,535,000
Voya Financial, Inc., 6.125% to 9/15/23, Series A(e),(f)		1,000,000		1,017,500

				23,201,350

PROPERTY CASUALTY	0.4%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(f)		2,100,000		2,142,000
Liberty Mutual Group, Inc., 7.80%, due 3/7/37, 144A(a),(c)		4,500,000		5,276,250

				7,418,250

TOTAL INSURANCE				30,619,600

INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a),(c),(d)		8,989	†	9,708,120

PIPELINES	0.1%
Plains All American Pipeline LP, 6.125% to 11/15/22, Series B(e),(f)		2,895,000		2,826,244

TOTAL UNITED STATES				137,290,441

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$275,053,477)				294,917,562

		Shares	Value
SHORT-TERM INVESTMENTS	2.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(k)		40,999,781	$40,999,781

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$40,999,781)			40,999,781

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,417,399,522)	141.8%		2,913,638,549
LIABILITIES IN EXCESS OF OTHER ASSETS	(41.8)		(858,503,257)

NET ASSETS (Equivalent to $24.09 per share based on 85,319,794 shares of common stock outstanding)	100.0%		$2,055,135,292

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
HKD	Hong Kong Dollar
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $1,757,081,568 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $193,279,638, which represents 9.4% of the net assets of the Fund, of which 0.3% are illiquid.
(d)	A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $781,304,803 in aggregate has been rehypothecated.
(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(f)	Security converts to floating rate after the indicated fixed-rate coupon period.
(g)	Variable rate. Rate shown is in effect at September 30, 2018.

(h)

Contingent Capital security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $66,179,465, which represents 3.2% of the net assets of the Fund (2.2% of the managed assets of the Fund).

(i)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $40,415,179, which represents 2.0% of the net assets of the Fund, of which 0.0% are illiquid.

(j)	Security value is determined based on significant unobservable inputs (Level 3).
(k)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Managed Assets
Electric (Common)	25.7
Railways (Common)	11.6
Communications (Common)	10.0
Pipelines (Common)	8.3
Banks (Preferred)	8.1
Pipelines—C-Corp (Common)	7.0
Airports (Common)	6.5
Gas Distribution (Common)	5.8
Toll Roads (Common)	5.0
Water (Common)	4.2
Insurance (Preferred)	1.9
Other	1.1
Electric (Preferred)	0.9
Utilities (Preferred)	0.8
Pipelines (Preferred)	0.5
Financial (Preferred)	0.5
Integrated Telecommunications Services (Preferred)	0.5
Industrials (Preferred)	0.4
Communications (Preferred)	0.3
Real Estate (Preferred)	0.2
Food (Preferred)	0.2
Insurance-Property Casualty (Preferred)	0.2
Gas Distribution (Preferred)	0.1
Technology (Preferred)	0.1
Material (Preferred)	0.1

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Thailand	$41,959,494	$—	$41,959,494	$—
Other Countries	2,403,774,267	2,403,774,267	—	—
Preferred Securities—$25 Par Value:
United States	125,502,685	121,366,199	4,136,486	—
Other Countries	6,484,760	6,484,760	—	—
Preferred Securities—Capital Securities:
United States	137,290,441	—	131,190,361	6,100,080
Other Countries	157,627,121	—	157,627,121	—
Short-Term Investments	40,999,781	—	40,999,781	—

Total Investments in Securities(a)	$2,913,638,549	$2,531,625,226	$375,913,243	$6,100,080(b	)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— United States
Balance as of December 31, 2017	$6,301,302
Change in unrealized appreciation (depreciation)	(201,222)

Balance as of September 30, 2018	$6,100,080

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2018 which were valued using significant unobservable inputs (Level 3) amounted to $(201,222).

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: November 21, 2018